GENERAL	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature Of Operations And Business Acquisitions [Text Block]
NOTE 1 – GENERAL

1.
ClickSoftware Technologies Ltd. (the "Company" or "ClickSoftware") was incorporated in Israel and is a leading provider of software products and solutions for workforce management and optimization. The Company's products and solutions incorporate best business practices, key business functions of service operations, and sophisticated decision-making algorithms that enable its customers to more efficiently manage their service operations in a scalable, integrated manner.

The Company's Service Optimization Suite is designed to increase service revenue and customer responsiveness while reducing costs. The Company's Service Optimization Suite includes strategic and tactical workforce planning, optimized service scheduling, intelligent problem resolution, mobile workforce management, shift planning and business analytics, connecting various organizational levels and all functions, from executive strategy to operational execution. The following comprise the individual products of the above suites: ClickSchedule, ClickAnalyze, ClickDashboard, ClickMobile, ClickLocate, ClickContact, ClickRoster, ClickPlan and ClickForecast. The Company provides a cloud-based offering of its Service Optimization Suite, which aims at the large market enterprise customers with ClickWorkforce, ShiftExpert and StreetSmart, which aim at the small and mid-size company markets.

2.
In March 2014, the Company acquired Xora Inc. (“Xora”) with its subsidiaries, a cloud-based market leader in mobile workforce management for total consideration of $ 14.4 million. Due to the acquisition the Company obtained $2.3 million in cash. In accordance to ASC 805 (“Business Combinations”), total purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair values as set forth below as of the acquisition date. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Current assets, net	$2,990
Core technology	2,991
Customer relationship	2,377
Trade name	403
Goodwill	5,627
$14,388

Purchase price allocation considered, among other factors, the intention of future use of acquired assets, analysis of historical financial performance and estimates of future performance of Xora’s products. The fair value of intangible assets was based on a third party valuator using the income approach and assumptions provided by management. The following table sets forth the components of intangible assets associates with Xora acquisition:

		Useful life
	Fair Value	amortization

Core technology	$2,991	6.5 years
Customer relationship	2,377	2.5 years
Trade name	403	5 years
	$5,771

3.
The following unaudited pro forma financial statements presents the Company’s combined revenues and net loss as if Xora had been acquired as of the beginning of 2013. The pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets and depreciation of property, plant and equipment. The unaudited pro forma financial information below is not necessarily indicative of either future results of operations or results that might have been achieved had Xora been acquired as of the beginning of 2013.

	2014	2013

Revenues	$129,039	$123,877
Net loss	$2,717	$4,741